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LIBERTY
Colonial - Crabbe Huson - Newport - Stein Roe Advisor

May 28, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust IV (the "Trust")
          Colonial Counselor Select Income Portfolio
          Colonial Counselor Select Balanced Portfolio
          Colonial Counselor Select Growth Portfolio (together the "Portfolios") File Nos. 811-2865 & 2-62492

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus dated May 28, 1999 and Statement of Additional Information dated January 29, 1999 Revised February 26, 1999 for the Portfolios does not differ from that contained in Post-Effective Amendment No. 54 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 26, 1999.

Very truly yours,

LIBERTY FUNDS TRUST IV



By:   Kevin Jacobs
      Assistant Secretary

cc:        M. Muller
           J. DiMaria
           D. Young (2)
           E. Edson



One Financial Center, Boston, MA 02111-2621, 1-800-225-2365